Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income	¥ 78,220	$ 11,265	¥ 72,385	¥ 262,119
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,890	273	34,354	53,181
Provision for allowance for doubtful accounts, including related party balances	48,199	6,942	49,320	9,229
Depreciation and amortization expense	41,952	6,042	45,473	36,323
Impairment of intangible assets	87	13	3,822	0
Loss from equity investments, including impairments	1,776	256	41,861	18,538
Deferred income tax	(18,344)	(2,642)	(11,398)	(3,226)
Loss on disposal of property and equipment	55	8	749	589
Gain on disposal of subsidiaries and acquisition of equity investments	0	0	0	(29,660)
Gain on disposal of an equity investment and acquisition of available-for-sale investments	0	0	(4,643)	0
Foreign currency exchange loss/(gain)	(9,608)	(1,384)	1,054	6,059
Changes in operating assets and liabilities:
Accounts receivable	55,308	7,966	(59,772)	(180,904)
Prepayments and other current assets	(18,531)	(2,669)	(18,254)	(14,320)
Amounts due from related parties	7,878	1,135	41,368	(50,684)
Other non-current assets	1,699	245	(4,404)	(1,076)
Accounts payable	(31,539)	(4,543)	24,415	63,419
Advances from customers	12,586	1,813	(2,348)	7,202
Salary and welfare payable	16,301	2,348	8,955	13,023
Taxes payable	(17,468)	(2,516)	4,182	36,432
Amounts due to related parties	(289)	(42)	(3,980)	1,455
Accrued expenses and other current liabilities	30,159	4,344	(3,828)	41,139
Long-term liabilities	3,355	483	1,501	4,636
Net cash provided by operating activities	203,686	29,337	220,812	273,474
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(29,282)	(4,217)	(43,457)	(35,387)
Placement of term deposits and short term investments	(3,199,923)	(460,885)	(3,288,344)	(3,565,274)
Maturity of term deposits and short term investments	3,189,803	459,427	2,562,584	4,082,583
Investments in available-for-sale investments	0	0	(352,008)	(36,810)
Investments in equity investments	0	0	(10,643)	(37,681)
Disposal of subsidiaries, net of cash received	0	0	0	(14,259)
Loans provided to a related party	(45,865)	(6,606)	0	0
Issuance of convertible loans to a related party	(228,280)	(32,879)	0	0
Change in restricted cash	(229,602)	(33,070)	(125,000)	0
Net cash provided by/(used in) investing activities	(543,149)	(78,230)	(1,256,868)	393,172
Cash flows from financing activities:
Proceeds from exercise of stock options	2,436	351	6,944	8,756
Proceeds from short-term bank loans	214,712	30,925	123,589	0
Repurchase of ordinary shares	0	0	(66,417)	(242,500)
Capital contribution received from noncontrolling shareholders	0	0	250	10,000
Net cash (used in)/provided by financing activities	217,148	31,276	64,366	(223,744)
Effect of exchange rate changes on cash and cash equivalents	14,340	2,065	(3,488)	(2,193)
Net increase/(decrease) in cash and cash equivalents	(107,975)	(15,552)	(975,178)	440,709
Cash and cash equivalents at the beginning of the year	310,669	44,746	1,285,847	845,138
Cash and cash equivalents at the end of the year	202,694	29,194	310,669	1,285,847
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	46,392	6,682	36,044	32,786
Supplemental disclosure of non-cash investing activities:
Investments in available-for-sale investments by conversion of convertible loans issued to a related party	¥ 143,820	$ 20,714	¥ 0	¥ 0